Information on staff and remuneration - Total share-based costs split on share-based type (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information on staff and remuneration
Total	kr 53,737	kr 30,485	kr 14,764
PSUs
Disclosure of Information on staff and remuneration
Total	14,765	900	500
RSUs
Disclosure of Information on staff and remuneration
Total	23,701	1,100	0
Warrants
Disclosure of Information on staff and remuneration
Total	kr 15,271	kr 28,485	kr 14,264